VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)	VARIABLE INTEREST ENTITIES (“VIEs”)
Eskimo SPV

As of December 31, 2019 and 2018, we leased one vessel from a VIE under a finance lease with a wholly-owned subsidiary, Sea 23 Leasing Co. Limited (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a special purpose vehicle (SPV).

In November 2015, we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred, and our contractual debt with the Eskimo SPV eliminates on consolidation.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of December 31, 2019 and 2018, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2019:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	202.0	November 2020	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2019 is shown below:

(in $ thousands)	2020	2021	2022	2023	2024	After 2024
Golar Eskimo*	23,122	22,008	21,251	20,532	19,828	15,959

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin but excludes the repurchase obligation at the end of lease term.

The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheet is as follows:

(in $ thousands)	2019	2018
Liabilities
Short-term debt (refer to note 21)	11,436	11,836
Long-term debt (refer to note 21)	169,395	187,401

The most significant impact of consolidation of Eskimo SPV’s operations on our consolidated statement of operations is interest expense of $7.6 million, $8.0 million and $8.2 million for the years ended December 31, 2019, 2018, and 2017 respectively. The most significant impact of consolidation of Eskimo SPV’s cash flows on our consolidated statement of cash flows is net cash of $20.1 million, $12.8 million, and $20.8 million used in financing activities for the years ended December 31, 2019, 2018, and 2017, respectively.

Hilli LLC

On July 12, 2018, we acquired an interest in the Hilli through the acquisition of 50% of the Hilli Common Units for a purchase price of $658 million less assumed net lease obligations and net of working capital adjustments. Concurrent with the closing of the Hilli Acquisition, we have determined that (i) Hilli LLC is a VIE, (ii) Golar is the primary beneficiary and retains sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli and (iii) we are not the primary beneficiary. Thus, Hilli LLC was not consolidated into our financial statements.

As at December 31, 2019, our maximum exposure as a result of our ownership in the Hilli LLC is the carrying value of our investment in affiliate of $193.27 million (see note 10) and the outstanding portion of the Hilli Facility which we have guaranteed (see note 25).

PTGI

We consolidate PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.

The following table summarizes the balance sheets of PTGI as of December 31, 2019 and 2018:

(in thousands of $)	2019	2018
ASSETS
Cash	13,108	19,599
Restricted cash (see note 17)	9,543	10,209
Vessels and equipment, net*	227,418	248,526
Other assets	3,158	2,699
Total assets	253,227	281,033

LIABILITIES AND EQUITY
Accrued liabilities	2,704	6,474
Current portion of long-term debt	14,382	14,303
Amounts due to related parties	51,203	83,334
Non-current debt	58,865	73,247
Other liabilities	974	638
Total liabilities	128,128	177,996
Total equity	125,099	103,037
Total liabilities and equity	253,227	281,033

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.

Trade creditors of PTGI have no recourse to our general credit. The long-term debt of PTGI is secured against the NR Satu and has been guaranteed by us.

PTGI paid dividends to PT Pesona amounting to $nil, $nil and $1.2 million during the years ended December 31, 2019, 2018 and 2017, respectively.